Operating Segments	12 Months Ended
Dec. 31, 2012
Notes
Operating Segments

Note 13 - Operating Segments

Operating segments are defined as components of an enterprise about which separate and discreet financial information is available and is evaluated regularly by the chief operating decision-maker in assessing performance and determining how to best allocate Company resources. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company has three principal operating segments: (1) construction of alternative energy facilities, (2) HVAC construction and management,  and (3) energy efficiency remediation.  These operating segments were delineated based on the nature of the products and services offered.

The Company evaluates the financial performance of the respective segments based on several factors, of which the primary measure is business segment income before taxes. The accounting policies of the business segments are the same as those described in ‘‘Note 2: Significant Accounting Policies.’’ All significant intercompany transactions and balances have been eliminated. The following tables show the operations of the Company’s reportable segments for the years ended December 31, 2012:

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2012
Revenues	$5,022,144	$1,499,108	$3,444,821	$9,966,073
Cost of revenues	3,800,141	773,809	1,809,695	6,383,645
Operating expenses	11,501,232	685,230	2,666,656	14,853,118
Other income (expense)	1,704,204	(6,625)	(34,023)	1,663,556
Net income (loss)	$(8,575,025)	$33,444	$(1,065,553)	$(9,607,134)

Total assets	$13,815,552	$280,513	$850,881	$14,946,946

	Management and	HVAC	Energy
	Construction	Services	Efficiency	Consolidated
December 31, 2011
Revenues	$405,060	$1,052,584	$3,858,020	$5,315,664
Cost of revenues	113,967	966,266	1,758,044	2,838,277
Operating expenses	12,877,649	97,367	2,668,824	15,643,840
Other income (expense)	(805,425)	(7,589)	(39,519)	(852,533)
Net income (loss)	$(13,391,981)	$(18,638)	$(608,367)	$(14,018,986)

Total assets	$12,707,606	$251,900	$1,266,566	$14,226,072